NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2025
Nature Of Operations
NATURE OF OPERATIONS

NOTE 1 – NATURE OF OPERATIONS AND GOING CONCERN

Operations

Femto Technologies Inc. (Formerly known as BYND Cannasoft Enterprises Inc.) (the “Company” or “Femto”) is a Canadian company which was amalgamated under the Business Corporations Act (British Columbia) on March 29, 2021. The Company’s registered address is 2264 East 11th Avenue, Vancouver, BC, V5N 1Z6, Canada.

The Company currently operates in Israel and through its subsidiary markets and sells a proprietary client relationship management software known as “Benefit CRM”. In addition, the Company has developed the Sensera device (formerly the EZ-G Device), a unique, patent pending device that, combined with proprietary software (provisional application), regulates the flow of lubricants and oils into the soft tissues of the female sexual organs.

The company has completed the development of the Sensera device. In order to go to market in early 2026, the company was required to carry out prototype tests and began production of the Sensera device. Sales of the Sensera product and the capsules with the lubricants started in 2026 through an online store.

On March 29, 2021, the Company completed the business combination transactions with BYND – Beyond Solutions Ltd. (“BYND”). As a result of the business combination transactions, BYND became a wholly owned subsidiary of the Company. This transaction was accounted for as a reverse asset acquisition of the Company by BYND (“RTO”)

On March 29, 2021, BYND completed the share exchange agreement with B.Y.B.Y. As a result of the share exchange agreement, BYND holds 74% ownership interest in B.Y.B.Y. One of the former shareholders holds the remaining 26% ownership interest in B.Y.B.Y. in trust for BYND, for the purpose to comply with Israeli Cannabis Laws regarding the ownership of medical cannabis license rights This transaction was accounted for as asset acquisition according to IFRS 2 Share-based Payment.

On September 22, 2022, the Company and the former shareholder of Zigi Carmel Initiatives and Investments Ltd. (“ZC”) entered into a share exchange agreement, whereby the Company would acquire 100% ownership interest in ZC from the former shareholder in exchange for 7,920,000 subordinate voting shares (5 subordinate voting shares post reverse splits) of the Company. The share exchange agreement was executed and fully completed on September 22, 2022.

Effective July 22, 2024, the Company changed its name to Femto Technologies Inc.

On June 23, 2025, the Company’s subordinate voting shares were delisted from the Nasdaq Capital Market and now trade on the OTCQB.

Reverse stock split

On March 15, 2024, the Company announced a one (1) for one hundred ninety (190) reverse stock split of its outstanding subordinate voting shares that became effective on March 22, 2024.

On August 16, 2024, the Company announced a one (1) for seventeen (17) reverse stock split of its outstanding subordinate voting shares that became effective on August 26, 2024.

On April 17, 2025, the Company announced a one (1) for five hundreds (500) reverse stock split of its outstanding subordinate voting shares that became effective on April 22, 2025.

All shares, stock options, share purchase warrants, RSU’s and per share information in these consolidated financial statements have been restated to reflect the reverse stock splits on a retroactive basis.

The Lion’s Roar Operation

On February 28, 2026, after the reporting date, “The Lion’s Roar Operation” (the “Operation”) commenced, a joint military operation by the United States and Israel involving attacks in Iran.

In response, Iran launched ballistic missiles and unmanned aerial vehicles (UAVs) toward Israel and certain states in the Persian Gulf region. These events have resulted in civilian casualties and property damage in Israel. Additionally, Hezbollah, a terrorist organization in Lebanon, joined the attacks against Israel and Israel has started military operations in Lebanon.

Following the commencement of the Operation, Israel’s Home Front Command announced a “special home front situation” and updated safety guidelines that include, among other measures, restrictions on passenger flights, limitations on gatherings, broad reserve recruitment, and temporary closure of certain businesses, which has contributed to a partial reduction in economic activity.

Since this is an event beyond the Company’s control and characterized by uncertainty, in particular as to when the Operation will end, as of the approval date of these consolidated financial statements, the Company is unable to predict the intensity of the impact of the Operation on the Company’s financial condition and the results of BYND operations.

As of the date of approval of these consolidated financial statements, a ceasefire has been announced. While this development may contribute to a gradual easing of certain restrictions and a recovery in economic activity, significant uncertainty remains regarding the stability of the ceasefire and the potential for renewed escalation. Accordingly, the ultimate impact of the operation and related developments on the Company’s financial condition and results of operations remains uncertain, and the Company continues to monitor the situation closely.

FEMTO TECHNOLOGIES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2025, 2024 and 2023

(Expressed in Canadian dollars, unless otherwise noted)

NOTE 1 – NATURE OF OPERATIONS AND GOING CONCERN (continued)

Going Concern

During the year ended December 31, 2025, the Company incurred a net income of $12,922,294, generated negative cash flow from operating activities of $9,530,038 and an accumulated deficit of $59,980,132 as at December 31, 2025.

On February 28, 2025, the Company completed the transactions contemplated under a securities purchase agreement (the “Purchase Agreement”) with institutional investors for the purchase and sale of subordinate voting shares and warrants at a price of US$4.17 per subordinate voting unit for total consideration of approximately US$17.0 million ($20,552,190 net).

The Company plans to invest in marketing and sales efforts for the Sensera device, reduce expenses of research and development and maintain other expenditures at the same level compared to the year ended December 31, 2024.

The Company has $15,231,108 in cash on hand and $15,624,810 in working capital and believes that it will be sufficient to meet its planned expenditures and to meet obligations for the foreseeable future.